FINANCING AND FINANCIAL INSTRUMENTS - Reconciliation of Liabilities Arising from Financing Activities (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Changes in liabilities arising from financing activities [abstract]
Proceeds from long-term debt		$ 5,772	$ 1,138	$ 1,407
Payments of long-term debt		(3,299)	(798)	(2,691)
Proceeds from short-term debt		600	2,319	1,859
Payments of short-term debt		(1,811)	(2,871)	(2,102)
Payments of principal portion of lease liabilities (note 7)		(320)
Long-term debt, net of current portion
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities	$ 9,316	9,316	10,143
Adoption of IFRS 16 (notes 1 and 7)	893
Proceeds from long-term debt		5,772	1,138
Payments of long-term debt		(3,299)	(798)
Amortized cost		7	9
Unrealized foreign exchange effects		(78)	(240)
Payments of principal portion of lease liabilities (note 7)		(10)
Additions to lease liabilities (notes 5.2 and 7)		185
Current portion of long-term debt		(1,031)	(1,130)
Increase (decrease) through obtaining or losing control of subsidiaries		(311)	174
Debt classified as held for sale (2.3.2)			(77)
Other movements		27	97
Liabilities arising from financing activities	10,209	11,471	9,316	10,143
Short-term debt and current portion of long term debt
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities	3,167	3,167	2,785
Adoption of IFRS 16 (notes 1 and 7)	243
Amortized cost		13	18
Unrealized foreign exchange effects		(42)	(219)
Proceeds from short-term debt		600	2,319
Payments of short-term debt		(1,811)	(2,949)
Payments of principal portion of lease liabilities (note 7)		(310)
Additions to lease liabilities (notes 5.2 and 7)		74
Current portion of long-term debt		1,031	1,130
Increase (decrease) through obtaining or losing control of subsidiaries		(89)	69
Other movements		(7)	14
Liabilities arising from financing activities	$ 3,410	$ 2,869	$ 3,167	$ 2,785